Debt (Details Narrative) - Southland Holding Llc [Member] - USD ($) $ in Thousands			9 Months Ended
	Jun. 06, 2022	Jun. 02, 2022	Sep. 30, 2022	Sep. 30, 2021
Line of Credit Facility [Line Items]
Debt, Weighted Average Interest Rate			3.70%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit		$ 75,000	$ 75,000	$ 50,000
Line of Credit Facility, Interest Rate During Period	0.90%
Margin rate	2.10%
Secured Debt [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate During Period			2.46%
Secured Debt [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate During Period			6.00%
Mortgages [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate During Period			3.84%
Mortgages [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate During Period			5.99%